AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 7, 2014.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 132	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 133	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Daniel E. Draper	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on February 20, 2014 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 132 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 20, 2014 as the new effective date for Post-Effective Amendment No. 125 to the Trust’s Registration Statement, which was filed on November 27, 2013 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates solely to PowerShares Alternative Multi-Strategy Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 125 to the Trust’s Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 7th day of February, 2014.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	February 7, 2014
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	February 7, 2014
Steven M. Hill

/s/ Anna Paglia	Secretary	February 7, 2014
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	February 7, 2014
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 7, 2014
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 7, 2014
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 7, 2014
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	February 7, 2014
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	February 7, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	February 7, 2014
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	February 7, 2014
Donald H. Wilson

*By: /s/ Anna Paglia		February 7, 2014
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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February 7, 2014

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

PowerShares Actively Managed Exchange-Traded Fund Trust

1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

Ladies and Gentlemen:

On behalf of PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) post-effective amendment no. 132 to the Trust’s registration statement under the Securities Act, which is also amendment no. 133 to its registration statement under the 1940 Act (the “Amendment”).  This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act, designating a new effective date of February 20, 2014.

We have advised the Trust in connection with the preparation of the Amendment, and in that connection we have reviewed the Amendment.  In accordance with Rule 485(b)(4), we confirm that in our judgment the Amendment does not contain any disclosure that would render the Amendment ineligible to become effective pursuant to Rule 485(b).

Sincerely,

/s/ K&L GATES LLP